Note 15 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2014
Interest And Finance Costs [Text Block] [Abstract]
Interest And Finance Costs [Text Block]
15.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows (expressed in thousands of U.S. Dollars):

	Six months ended June 30,
	2013	2014
Interest on debt (Note 9)	2,923	24
Bank charges	90	16
Amortization of financing fees (Note 9)	941	1
Interest on M/T Delos termination fee (Note 18)	85	60
Total	4,039	101